Investment in Trust Account (Details) (Us Treasury Securities [Member], USD $)	12 Months Ended
Jun. 30, 2012
Us Treasury Securities [Member]
Cost	$ 64,635,569
Gross Unrealized Holding Gain	30,701
Fair Value	$ 64,666,270